CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 6,750,178	$ 13,429,301
Restricted cash	2,275,866	0
Accounts receivable, net of allowances for doubtful accounts of nil as of December 31, 2017 and 2018	34,483,462	23,312,086
Advances to suppliers, net	379,568	379,792
Value added tax recoverable	12,808,144	15,228,594
Prepaid expenses and other current assets	14,318,076	10,542,822
Project assets current	64,257,766	76,556,400
Deferred project costs	0	17,957,041
Contract costs	0	12,668,709
Total current assets	135,273,060	170,074,745
Property, plant and equipment, net	190,787,262	154,659,077
Deferred tax assets, net	1,111,472	59,298
Project assets non-current	44,081,599	7,480,574
Other non-current assets	6,458,949	3,425,098
Total assets	377,712,342	335,698,792
Current liabilities:
Short-term borrowings	44,464,515	6,605,894
Accounts payable	12,050,201	25,787,686
Advances from customers	102,510	236,607
Amounts due to related parties	23,238,984	60,370,065
Other current liabilities	52,748,907	30,514,235
Income tax payable	706,744	330,132
Salary payable	425,207	560,416
Deferred project revenue	0	20,791,918
Total current liabilities	133,737,068	145,196,953
Long-term borrowings	41,435,099	32,513,900
Failed sale-lease back and capital lease liabilities	77,874,770	67,505,469
Total liabilities	253,046,937	245,216,322
Commitments and contingencies (see Note 19)
Shareholders' equity
Common shares (500,000,000 shares; no par value, shares authorized at December 31, 2017 and 2018; 381,027,002 shares issued and 380,678,902 shares outstanding at December 31, 2017; 381,027,002 shares issued and 380,818,902 shares outstanding at December 31, 2018)	519,313,350	519,225,850
Additional paid-in capital	9,364,019	9,012,448
Accumulated deficit	(433,514,434)	(435,517,610)
Accumulated other comprehensive loss	(4,493,312)	(2,238,218)
ReneSola Ltd shareholders' equity	90,669,623	90,482,470
Noncontrolling interest	33,995,782	0
Total shareholders' equity	124,665,405	90,482,470
Total liabilities and shareholders' equity	$ 377,712,342	$ 335,698,792